Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Deposit Assets	$ 3,521,677	$ 4,718
First Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.80%	64.30%
First Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.30%	100.00%
Second Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%	35.70%
Second Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.80%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
First Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.40%
First Vendors [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.90%
Second Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.70%
Second Vendors [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%
Third Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.10%
Vendor [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Vendor [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%